Portfolio of Investments – as of September 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 87.3% of Net Assets

Non-Convertible Bonds — 86.9%
	ABS Car Loan — 4.9%
$13,694	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$13,851
105,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	107,409
200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	207,474
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	102,446
100,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	101,264
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	102,276
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	102,954
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	199,071
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	106,157
330,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	341,843
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	134,028
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	467,272
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	203,562
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	205,240
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	99,860
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	99,094
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	41,159
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	67,965
195,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	200,429
5,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	5,162
195,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	199,308
335,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	342,732
300,000	CarMax Select Receivables Trust, Series 2025-B, Class D, 5.330%, 7/15/2031	298,716
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	102,583
100,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	103,450
100,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	101,063
100,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	101,528
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	102,912
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	224,761
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$105,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	$108,788
100,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	101,062
200,000	Drive Auto Receivables Trust, Series 2025-2, Class D, 4.900%, 12/15/2032	199,706
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	271,376
44,483	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	44,666
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	71,624
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	296,295
100,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.700%, 7/16/2029	101,406
100,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	100,536
245,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	247,616
98,162	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	97,252
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	172,520
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	201,382
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	270,971
40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	39,259
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	90,866
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	81,828
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	103,654
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	102,388
25,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	25,790
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	103,226
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	103,792
15,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	15,234
10,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	10,164
20,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	20,462
200,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	201,999
120,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	123,226
50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	51,633
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	141,814
350,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	360,058
70,876	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	71,411

Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	$102,222
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	101,834
185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	190,456
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	280,883
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,672
240,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	243,097
100,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	101,939
96,701	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	97,661
		9,637,337
	ABS Credit Card — 0.4%
200,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	199,344
270,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	272,068
110,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	111,002
225,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	227,205
		809,619
	ABS Home Equity — 3.6%
90,418	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	87,710
115,204	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	111,045
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	248,869
360,107	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	328,883
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	90,868
100,000	CoreVest American Finance Ltd., Series 2021-3, Class B, 2.494%, 10/15/2054(a)	97,376
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	89,981
210,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	210,947
394,259	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.136%, 12/27/2060(a)(b)	392,660
100,000	CSMC Trust, Series 2017-RPL1, Class M1, 2.972%, 7/25/2057(a)(b)	86,411
78,331	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 6.448%, 4/25/2043(a)(b)	79,406
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	198,901
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	101,724
360,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	354,014
73,792	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	71,908
82,493	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	72,082
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$398,191	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	$385,940
206,292	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	199,830
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	440,642
165,049	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	164,920
265,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	267,000
215,902	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	196,680
225,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	227,296
145,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	145,165
105,041	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	86,514
218,774	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	219,009
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	99,037
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	99,063
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	117,276
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	146,834
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	97,887
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	154,477
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	93,220
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	93,286
117,002	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	117,040
138,128	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	135,267
93,181	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	93,519
125,220	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	124,336
98,201	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	97,872
157,007	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	150,882
375,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	375,648
196,470	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	172,808
		7,124,233
	ABS Other — 7.4%
121,368	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	116,360
239,205	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	246,415
285,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	286,614
105,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	105,464

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$24,032	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	$24,108
230,000	Affirm Master Trust, Series 2025-1A, Class A, 4.990%, 2/15/2033(a)	231,878
100,000	Affirm Master Trust, Series 2025-3A, Class B, 4.750%, 10/16/2034(a)	99,870
705,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	712,782
274,921	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	277,483
31,306	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	31,534
213,180	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	211,617
100,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	98,036
156,082	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	163,117
162,681	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	163,554
98,684	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	99,132
283,411	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	284,599
75,362	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	74,456
300,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	301,442
200,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	202,811
200,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	204,143
100,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	101,281
240,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	243,233
193,030	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	195,283
175,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	169,985
100,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	102,401
465,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	466,613
300,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	292,439
119,561	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	111,729
90,094	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	94,049
82,048	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	83,131
12,413	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	12,398
295,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	304,416
350,000	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/22/2045(a)	349,805
59,281	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	60,055
54,150	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	54,932
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$100,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	$102,789
92,604	GreenSky Home Improvement Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	94,918
52,083	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	53,075
143,250	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	142,000
310,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	311,399
175,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	175,790
245,057	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	231,510
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	101,915
5,804	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	5,807
100,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	101,370
75,560	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	73,131
574,697	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	565,469
18,383	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	17,693
120,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	122,339
105,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	104,755
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	224,775
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	311,562
267,910	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	272,680
130,343	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	131,322
100,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	100,060
200,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	198,754
115,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	115,981
165,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	167,018
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	178,160
250,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	254,670
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	99,355
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	98,656
200,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	204,541
39,612	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	38,851
10,012	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	9,932
50,663	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	52,259

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$399,649	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	$376,954
262,287	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	265,016
100,455	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	101,740
49,341	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	45,792
172,409	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	160,671
277,668	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	265,529
271,600	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	254,705
180,767	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	164,886
340,766	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	342,094
535,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.641%, 11/15/2027(a)(b)	535,081
183,807	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	187,383
280,945	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	290,801
400,000	Zayo Issuer LLC, Series 2025-3A, Class A2, 5.570%, 10/20/2055(a)	404,244
		14,634,597
	ABS Residential Mortgage — 1.4%
440,092	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	441,287
171,919	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	172,129
47,719	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	47,811
140,620	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	140,766
154,035	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	154,016
144,115	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	143,628
372,905	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	374,195
414,449	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	415,900
419,380	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	419,740
148,783	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	149,101
351,774	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	352,143
17,043	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(b)	17,040
		2,827,756
	ABS Student Loan — 0.9%
409,052	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	418,612
46,206	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	43,762
15,545	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	14,711
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$101,804	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	$93,134
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	108,918
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	72,310
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	141,182
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	132,100
110,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	98,271
37,564	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	37,385
201,064	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	195,039
94,824	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 4.995%, 1/15/2053(a)(b)	93,894
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	187,484
100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	104,637
102,489	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	104,696
		1,846,135
	ABS Whole Business — 0.5%
355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	361,178
160,127	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	159,707
48,375	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	47,764
24,625	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	25,501
100,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	100,160
198,500	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	198,295
145,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	150,229
		1,042,834
	Aerospace & Defense — 2.2%
415,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	430,098
435,000	Boeing Co., 5.150%, 5/01/2030	446,378
400,000	Boeing Co., 5.705%, 5/01/2040	408,153
1,090,000	Boeing Co., 5.805%, 5/01/2050	1,088,979
25,000	Boeing Co., 5.930%, 5/01/2060	24,975
115,000	Boeing Co., 6.388%, 5/01/2031	125,248
120,000	Boeing Co., 6.528%, 5/01/2034	132,656
500,000	Boeing Co., 6.858%, 5/01/2054	570,352
175,000	Boeing Co., 7.008%, 5/01/2064	202,589
415,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	432,570
490,000	RTX Corp., 5.150%, 2/27/2033	507,514
		4,369,512
	Agency Commercial Mortgage-Backed Securities — 0.1%
115,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	115,642

Principal Amount (‡)	Description	Value (†)

	Airlines — 0.0%
$23,599	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	$23,534
	Automotive — 0.2%
80,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	83,671
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	151,261
230,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	220,204
		455,136
	Banking — 5.1%
75,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	76,822
375,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	350,358
611,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	530,455
5,000	Bank of America Corp., MTN, (fixed rate to 10/24/2030, variable rate thereafter), 1.922%, 10/24/2031	4,441
45,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	45,980
235,000	Bank of America Corp., MTN, (fixed rate to 7/23/2030, variable rate thereafter), 1.898%, 7/23/2031	209,905
210,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	215,088
315,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	311,535
370,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	389,989
890,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	921,269
150,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	157,272
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	318,722
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	444,974
230,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	245,190
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	350,011
1,205,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	1,050,975
725,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	723,122
120,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	122,276
195,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	202,124
250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	313,217
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	352,926
235,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	244,613
500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	551,425
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	544,412
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$960,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	$1,007,473
325,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	324,350
		10,008,924
	Brokerage — 1.1%
280,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	286,869
555,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	582,042
140,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	146,580
115,000	Citadel LP, 6.000%, 1/23/2030(a)	119,529
90,000	Citadel LP, 6.375%, 1/23/2032(a)	95,257
90,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	95,688
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	781,556
		2,107,521
	Building Materials — 1.6%
275,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	283,287
655,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	621,627
430,000	Cemex SAB de CV, 3.875%, 7/11/2031	408,091
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	308,712
130,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	131,991
185,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	189,491
211,000	Masco Corp., 6.500%, 8/15/2032	231,578
778,000	Owens Corning, 7.000%, 12/01/2036	889,352
		3,064,129
	Cable Satellite — 1.8%
620,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	392,255
155,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	162,383
350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	373,001
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	192,347
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	257,978
200,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	130,971
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	280,677
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	167,041
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	254,040
1,223,109	EchoStar Corp., 10.750%, 11/30/2029	1,345,628
35,000	Time Warner Cable LLC, 6.550%, 5/01/2037	36,409
		3,592,730
	Collateralized Mortgage Obligations — 0.1%
88,908	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMICS, 5.500%, 1/15/2035(d)	91,887
101,511	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	88,397
		180,284
	Construction Machinery — 0.6%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	206,969
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	209,555

Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	$211,405
475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	493,916
		1,121,845
	Consumer Cyclical Services — 0.9%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	305,950
980,000	Expedia Group, Inc., 5.400%, 2/15/2035	1,005,690
300,000	Uber Technologies, Inc., 4.800%, 9/15/2034	300,563
155,000	Uber Technologies, Inc., 4.800%, 9/15/2035	153,594
		1,765,797
	Consumer Products — 0.0%
20,000	Whirlpool Corp., 6.125%, 6/15/2030	20,156
20,000	Whirlpool Corp., 6.500%, 6/15/2033	19,959
		40,115
	Diversified Manufacturing — 0.2%
315,000	Amphenol Corp., 5.000%, 1/15/2035	321,395
85,000	Otis Worldwide Corp., 5.131%, 9/04/2035	86,004
		407,399
	Electric — 0.3%
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	128,736
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	160,458
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	44,688
190,000	Southern Power Co., Series B, 4.900%, 10/01/2035	187,378
90,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	93,134
		614,394
	Environmental — 0.0%
70,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	73,249
	Finance Companies — 3.7%
550,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	506,491
600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	539,106
1,155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,149,696
155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	160,307
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	130,363
420,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	441,353
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	153,019
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	156,259
265,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	264,757
10,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	10,152
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	177,109
550,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	584,969
165,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	169,255
95,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	96,328
305,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	310,197
230,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	219,357
925,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	863,806
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	789,990
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$295,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	$301,463
300,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	307,543
		7,331,520
	Financial Other — 0.0%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	20,406
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	21,030
8,000	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(f)	335
62,272	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	8,088
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	6,500
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	6,700
		63,059
	Food & Beverage — 1.0%
185,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	177,332
225,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	212,557
205,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	226,628
290,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	296,151
245,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	257,373
300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	274,601
395,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	381,784
45,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	49,684
		1,876,110
	Gaming — 0.1%
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	170,938
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	54,178
45,000	VICI Properties LP, 5.125%, 5/15/2032	45,443
		270,559
	Government Owned - No Guarantee — 0.5%
955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	928,587
	Health Insurance — 0.8%
20,000	Centene Corp., 2.450%, 7/15/2028	18,585
520,000	Centene Corp., 2.500%, 3/01/2031	447,935
260,000	Centene Corp., 3.000%, 10/15/2030	232,320
220,000	Centene Corp., 3.375%, 2/15/2030	202,331
650,000	Centene Corp., 4.625%, 12/15/2029	630,094
		1,531,265
	Healthcare — 0.7%
55,000	HCA, Inc., 2.375%, 7/15/2031	48,792
205,000	HCA, Inc., 5.125%, 6/15/2039	197,530
125,000	HCA, Inc., 5.450%, 9/15/2034	128,224
50,000	HCA, Inc., 5.500%, 6/01/2033	51,947
815,000	HCA, Inc., 5.600%, 4/01/2034	846,039
175,000	HCA, Inc., 5.750%, 3/01/2035	182,958
		1,455,490
	Home Construction — 1.3%
295,000	DR Horton, Inc., 5.000%, 10/15/2034	298,363
170,000	DR Horton, Inc., 5.500%, 10/15/2035	176,256

Principal Amount (‡)	Description	Value (†)

	Home Construction — continued
$325,000	MDC Holdings, Inc., 6.000%, 1/15/2043	$309,300
285,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	277,445
525,000	Meritage Homes Corp., 5.650%, 3/15/2035	533,069
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,051,367
		2,645,800
	Hybrid ARMs — 0.0%
889	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.085%, 2/01/2037(b)	905
4,550	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.836%, 6.651%, 9/01/2036(b)	4,695
		5,600
	Independent Energy — 3.5%
520,000	Aker BP ASA, 5.125%, 10/01/2034(a)	511,150
1,150,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	1,171,218
100,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	103,655
1,350,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,176,401
1,625,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,675,755
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	275,058
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	354,066
385,000	EQT Corp., 3.625%, 5/15/2031(a)	360,004
15,000	Matador Resources Co., 6.500%, 4/15/2032(a)	15,143
385,000	Var Energi ASA, 8.000%, 11/15/2032(a)	446,808
750,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	762,540
		6,851,798
	Leisure — 2.2%
280,000	Carnival Corp., 4.000%, 8/01/2028(a)	275,998
565,000	Carnival Corp., 5.750%, 3/15/2030(a)	576,857
325,000	Carnival Corp., 5.750%, 8/01/2032(a)	330,745
790,000	Carnival Corp., 6.125%, 2/15/2033(a)	809,778
70,000	Carnival Corp., 7.000%, 8/15/2029(a)	73,637
40,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	40,233
235,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	239,574
700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	713,776
1,050,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,076,756
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	190,997
		4,328,351
	Life Insurance — 1.9%
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	126,728
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,975,127
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,701,664
		3,803,519
	Lodging — 0.5%
95,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	97,160
195,000	Marriott International, Inc., 5.300%, 5/15/2034	200,288
475,000	Marriott International, Inc., 5.500%, 4/15/2037	485,421
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	151,839
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	38,598
		973,306
	Media Entertainment — 0.8%
240,000	AppLovin Corp., 5.375%, 12/01/2031	248,274
1,210,000	AppLovin Corp., 5.500%, 12/01/2034	1,249,018
180,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	164,925
		1,662,217
	Metals & Mining — 2.4%
1,035,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	944,883
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$645,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	$591,617
270,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	280,620
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	264,025
650,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	701,589
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,476,674
210,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	214,582
330,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	341,153
		4,815,143
	Midstream — 3.3%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	186,757
285,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	274,845
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	89,981
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	218,718
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	131,881
588,000	Energy Transfer LP, 5.000%, 5/15/2044	520,674
420,000	Energy Transfer LP, 5.600%, 9/01/2034	431,050
465,000	Energy Transfer LP, 5.700%, 4/01/2035	480,149
150,000	Energy Transfer LP, 6.550%, 12/01/2033	164,068
45,000	MPLX LP, 5.000%, 3/01/2033	45,011
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	44,053
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	4,074
95,000	Targa Resources Corp., 5.500%, 2/15/2035	96,667
785,000	Targa Resources Corp., 5.550%, 8/15/2035	800,637
420,000	Targa Resources Corp., 6.125%, 3/15/2033	446,653
310,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	279,318
80,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	75,508
75,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	78,191
170,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	178,952
250,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	276,253
180,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	203,167
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	104,437
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	169,628
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	31,732
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	22,254
340,000	Western Midstream Operating LP, 6.150%, 4/01/2033	359,183
110,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	114,355
120,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	123,684
565,000	Williams Cos., Inc., 5.150%, 3/15/2034	573,600
		6,525,480
	Non-Agency Commercial Mortgage-Backed Securities — 2.8%
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 6.275%, 12/15/2038(a)(b)	94,329
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 6.575%, 12/15/2038(a)(b)	103,668
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 7.874%, 12/15/2038(a)(b)	64,056
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.382%, 8/15/2039(a)(b)	289,965

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$170,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/2046(a)(b)	$173,168
200,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.642%, 6/15/2041(a)(b)	200,125
720,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.850%, 7/15/2044(a)(b)	721,517
110,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 6.150%, 7/15/2044(a)(b)	110,230
800,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	820,056
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	85,975
205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	215,425
84,328	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.345%, 7/15/2038(a)(b)	84,328
105,409	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 5.645%, 7/15/2038(a)(b)	105,410
118,059	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 5.965%, 7/15/2038(a)(b)	118,059
337,310	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.515%, 7/15/2038(a)(b)	337,310
100,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.450%, 10/15/2042(a)(b)	100,000
100,177	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	85,891
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	97,175
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	72,500
149,341	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.689%, 12/15/2047(a)(b)	144,868
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	199,615
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.150%, 1/15/2042(a)(b)	99,771
89,751	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	89,033
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	100,713
12,034	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.859%, 10/15/2046(b)	11,432
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.141%, 9/15/2049(b)	437,607
81,324	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	77,461
100,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	83,415
105,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	107,980
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.393%, 12/15/2039(a)(b)	$125,313
3,841	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.913%, 7/15/2046(b)	3,726
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	8,600
140,067	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.284%, 8/15/2046(b)	134,950
112,100	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	100,471
		5,604,142
	Office REITs — 0.0%
85,000	COPT Defense Properties LP, 2.750%, 4/15/2031	76,949
	Oil Field Services — 0.4%
820,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	803,464
	Other REITs — 0.5%
125,000	Extra Space Storage LP, 2.350%, 3/15/2032	108,485
260,000	Extra Space Storage LP, 5.900%, 1/15/2031	276,236
610,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	614,024
		998,745
	Pharmaceuticals — 1.0%
75,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	67,125
210,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	219,887
1,165,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	869,451
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	201,062
400,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	436,518
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	228,674
		2,022,717
	Property & Casualty Insurance — 0.8%
50,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	51,014
130,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	131,537
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	113,913
85,000	Brown & Brown, Inc., 5.550%, 6/23/2035	87,435
605,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	612,399
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	497,168
		1,493,466
	School District — 0.1%
230,000	AppLovin Corp., 5.125%, 12/01/2029	235,291
	Sovereigns — 2.8%
200,000	Chile Government International Bonds, 3.100%, 1/22/2061	123,570
600,000	Chile Government International Bonds, 3.250%, 9/21/2071	372,420
710,000	Chile Government International Bonds, 5.650%, 1/13/2037	745,961
405,000	Kuwait International Bonds, 4.652%, 10/09/2035	405,000
225,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	226,717
635,000	Mexico Government International Bonds, 5.375%, 3/22/2033	633,095

Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$400,000	Philippines Government International Bonds, 5.900%, 2/04/2050	$426,073
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	184,671
200,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	183,703
120,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	146,329
330,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	399,629
420,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	451,517
615,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	739,370
185,000	Romania Government International Bonds, 6.750%, 7/11/2039, (EUR)(a)	221,424
325,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	326,989
		5,586,468
	Technology — 7.0%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	44,624
700,000	Atlassian Corp., 5.500%, 5/15/2034	721,145
145,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	127,291
465,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	402,302
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	204,811
260,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	240,623
400,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	365,040
130,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	127,487
85,000	Broadcom, Inc., 4.300%, 11/15/2032	83,902
255,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	244,234
505,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	471,460
705,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	722,876
390,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	387,825
750,000	Entegris, Inc., 4.750%, 4/15/2029(a)	743,567
95,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	96,182
225,000	Fiserv, Inc., 4.550%, 2/15/2031	225,834
765,000	Fiserv, Inc., 5.625%, 8/21/2033	803,137
375,000	Jabil, Inc., 3.600%, 1/15/2030	361,651
55,000	Leidos, Inc., 4.375%, 5/15/2030	54,827
325,000	Leidos, Inc., 5.500%, 3/15/2035	336,741
795,000	Leidos, Inc., 5.750%, 3/15/2033	839,658
780,000	Micron Technology, Inc., 5.875%, 9/15/2033	829,762
200,000	Micron Technology, Inc., 6.050%, 11/01/2035	213,688
515,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	533,822
785,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	817,789
40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	42,107
420,000	MSCI, Inc., 5.250%, 9/01/2035	423,477
225,000	NetApp, Inc., 5.500%, 3/17/2032	234,100
200,000	NetApp, Inc., 5.700%, 3/17/2035	209,066
600,000	Oracle Corp., 3.950%, 3/25/2051	446,105
370,000	Oracle Corp., 5.200%, 9/26/2035	372,037
170,000	Paychex, Inc., 5.600%, 4/15/2035	177,970
140,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	129,203
340,000	Synopsys, Inc., 5.700%, 4/01/2055	343,139
290,000	TD SYNNEX Corp., 6.100%, 4/12/2034	308,304
450,000	Trimble, Inc., 6.100%, 3/15/2033	483,742
460,000	VMware LLC, 2.200%, 8/15/2031	405,730
140,000	Western Digital Corp., 2.850%, 2/01/2029	131,621
58,000	Western Digital Corp., 4.750%, 2/15/2026	57,966
		13,764,845
Principal Amount (‡)	Description	Value (†)

	Treasuries — 14.0%
1,140,000	Australia Government Bonds, 1.000%, 11/21/2031, (AUD)	$636,397
5,297(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	871,233
1,165,000	Bundesschatzanweisungen, 1.900%, 9/16/2027, (EUR)	1,364,573
181,000(h )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	949,292
28,545,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,512,546
23,880,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	568,329
23,990,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	576,864
3,025,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(i)	2,541,236
11,095,000	U.S. Treasury Bonds, 4.750%, 2/15/2045	11,164,344
6,880,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	7,144,450
8,825,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	224,757
9,175,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	252,325
		27,806,346
	Wireless — 1.2%
225,000	American Tower Corp., 5.450%, 2/15/2034	233,760
555,000	American Tower Corp., 5.900%, 11/15/2033	594,881
585,000	Sprint Capital Corp., 8.750%, 3/15/2032	712,696
230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	206,175
375,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	368,288
225,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	238,415
		2,354,215
	Wirelines — 0.3%
565,000	AT&T, Inc., 5.375%, 8/15/2035	581,910
	Total Non-Convertible Bonds (Identified Cost $170,788,400)	172,259,084

Convertible Bonds — 0.1%
	Cable Satellite — 0.1%
94,849	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(f)	233,329
	Financial Other — 0.0%
885,124	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	49,337
153,904	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	1,154
		50,491
	Total Convertible Bonds (Identified Cost $269,655)	283,820

Municipals — 0.3%
	Virginia — 0.3%
780,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $772,380)	587,452
	Total Bonds and Notes (Identified Cost $171,830,435)	173,130,356

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations — 6.6%
$250,000	AIMCO CLO 21 Ltd., Series 2024-21A, Class B, 3 mo. USD SOFR + 1.920%, 6.249%, 4/18/2037(a)(b)	$250,835
600,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.476%, 7/20/2031(a)(b)	597,810
250,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.640%, 7/22/2038(a)(b)	250,875
265,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.698%, 10/16/2037(a)(b)	266,037
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R3, 3 mo. USD SOFR + 1.000%, 5.329%, 7/18/2030(a)(b)	249,997
250,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(a)(b)	250,721
250,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 0.000%, 10/20/2038(a)(b)(j)	250,109
465,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.732%, 10/22/2037(a)(b)	466,472
795,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.649%, 1/18/2038(a)(b)	797,705
250,000	CIFC Funding Ltd., Series 2019-4A, Class A1R2, 3 mo. USD SOFR + 1.300%, 5.646%, 7/15/2038(a)(b)	250,986
250,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 5.371%, 10/19/2038(a)(b)	250,773
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 6.229%, 10/15/2034(a)(b)	250,396
255,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.533%, 7/20/2038(a)(b)	255,779
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 5.602%, 1/15/2031(a)(b)	455,263
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.126%, 4/20/2037(a)(b)	276,788
330,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	331,155
300,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 0.000%, 10/20/2038(a)(b)(j)	300,000
250,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(a)(b)	250,108
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.629%, 4/15/2034(a)(b)	254,378
550,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.648%, 1/15/2038(a)(b)	552,787
335,000	Magnetite XLVIII Ltd., Series 2025-48A, Class A1, 3 mo. USD SOFR + 1.280%, 5.572%, 10/15/2038(a)(b)	336,477
305,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 0.000%, 10/20/2038(a)(b)(j)	305,133
530,000	Morgan Stanley Eaton Vance CLO LLC, Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.268%, 4/15/2035(a)(b)	531,606
250,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.556%, 10/25/2038(a)(b)	249,858
250,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.696%, 7/20/2037(a)(b)	250,639
500,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.656%, 1/21/2038(a)(b)	500,859
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 6.049%, 4/16/2031(a)(b)	300,126
Principal Amount (‡)	Description	Value (†)

$375,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 5.539%, 7/18/2037(a)(b)	$375,563
250,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 5.422%, 10/19/2038(a)(b)	250,748
690,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.918%, 7/15/2037(a)(b)	692,373
370,000	Rad CLO 26 Ltd., Series 2024-26A, Class A, 3 mo. USD SOFR + 1.370%, 5.696%, 10/20/2037(a)(b)	371,974
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 5.987%, 4/20/2034(a)(b)	360,202
285,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 5.575%, 10/15/2038(a)(b)	285,926
325,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.288%, 10/15/2038(a)(b)	325,140
250,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 6.069%, 10/24/2037(a)(b)	251,335
285,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.910%, 10/17/2038(a)(b)	285,584
250,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.981%, 4/20/2038(a)(b)	250,636
335,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.518%, 7/15/2037(a)(b)	335,328
	Total Collateralized Loan Obligations (Identified Cost $13,045,677)	13,068,481

Senior Loans — 4.8%
	Automotive — 0.0%
70,000	First Brands Group LLC, 2021 Term Loan, 3/30/2027(e)	24,625
50,000	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(e)	17,610
		42,235
	Brokerage — 0.0%
101,360	Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD SOFR + 2.000%, 6.163%, 10/31/2031(b)(k)	101,525
	Construction Machinery — 0.1%
85,000	Herc Holdings, Inc., Term Loan B, 1 mo. USD SOFR + 2.000%, 6.255%, 6/02/2032(b)(k)	85,319
75,053	Terex Corp., 2025 Term Loan, 10/08/2031(l)	75,128
79,798	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.663%, 2/14/2031(b)(k)	80,122
		240,569
	Consumer Cyclical Services — 0.3%
476,155	Aramark Services, Inc., 2024 Term Loan B8, USD SOFR + 2.000%, 6.173%, 6/22/2030(b)(k)	476,650
55,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 4/06/2028(b)(k)	55,000
		531,650
	Diversified Manufacturing — 0.3%
106,620	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 6.147%, 2/11/2028(b)(k)	106,688
464,283	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(k)	463,702
		570,390

Principal Amount (‡)	Description	Value (†)

	Electric — 0.5%
$109,722	NRG Energy, Inc., 2024 Term Loan, 4/16/2031(l)	$109,688
916,768	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.064%, 4/16/2031(b)(k)	916,484
		1,026,172
	Environmental — 0.2%
330,000	Clean Harbors, Inc., 2025 Term Loan, 9/24/2032(l)	330,412
	Gaming — 0.6%
293,525	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.005%, 3/04/2032(b)(k)	292,976
741,483	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 11/30/2030(b)(k)	738,332
109,725	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.002%, 6/04/2032(b)(k)	109,512
		1,140,820
	Healthcare — 0.4%
505,269	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/09/2031(b)(k)	505,951
253,150	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.752%, 1/02/2031(b)(k)	254,226
		760,177
	Lodging — 1.1%
340,168	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.908%, 11/08/2030(b)	340,387
13,467	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 8/02/2028(b)(k)	13,445
811,243	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 1/17/2031(b)(k)	809,977
928,250	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 5/24/2030(b)(k)	930,905
		2,094,714
	Metals & Mining — 0.2%
422,875	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 3/11/2032(b)(k)	423,497
	Paper — 0.2%
498,183	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/23/2031(b)	497,913
Principal Amount (‡)	Description	Value (†)

	Technology — 0.8%
$102,705	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.885%, 10/24/2030(b)(k)	$102,770
502,194	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 1/31/2030(b)(k)	501,531
931,326	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.913%, 6/24/2031(b)(k)	930,423
		1,534,724
	Wireless — 0.1%
202,432	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.920%, 1/25/2031(b)(k)	203,029
	Total Senior Loans (Identified Cost $9,505,957)	9,497,827

Shares
Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
Aerospace & Defense — 0.1%
2,858	Boeing Co., 6.000% (Identified Cost $147,907)	198,831

Principal Amount (‡)
Short-Term Investments — 2.1%
$4,219,707
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 9/30/2025 at
2.650% to be repurchased at $4,220,017
on 10/01/2025  collateralized by $4,354,400
U.S. Treasury Note, 2.750% due 7/31/2027 valued at
$4,304,240 including accrued interest(m)
(Identified Cost $4,219,707)
		4,219,707
	Total Investments — 100.9% (Identified Cost $198,749,683)	200,115,202
	Other assets less liabilities — (0.9)%	(1,783,726)
	Net Assets — 100.0%	$198,331,476

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to
$90,486,126 or 45.6% of net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	New issue unsettled as of September 30, 2025. Coupon rate does not take effect until settlement date.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
MTN	Medium Term Note

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	116	$24,163,131	$24,174,219	$11,088
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	156	17,013,553	17,034,469	20,916
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	20	2,339,416	2,401,250	61,834
Total					$93,838

At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	224	$25,497,892	$25,777,500	$(279,608)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$ —	$88,397	$91,887	$180,284
All Other Non-Convertible Bonds(a)	—	172,078,800	—	172,078,800
Total Non-Convertible Bonds	—	172,167,197	91,887	172,259,084
Convertible Bonds(a)	—	283,820	—	283,820
Municipals(a)	—	587,452	—	587,452
Total Bonds and Notes	—	173,038,469	91,887	173,130,356
Collateralized Loan Obligations	—	13,068,481	—	13,068,481
Senior Loans(a)	—	9,497,827	—	9,497,827
Preferred Stocks(a)	198,831	—	—	198,831
Short-Term Investments	—	4,219,707	—	4,219,707
Total Investments	198,831	199,824,484	91,887	200,115,202
Futures Contracts (unrealized appreciation)	93,838	—	—	93,838
Total	$292,669	$199,824,484	$91,887	$200,209,040

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(279,608)	$ —	$ —	$(279,608)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or September 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,367	$ —	$79	$469	$ —	$(3,915)	$ —	$ —	$ —	$469
Collateralized Mortgage Obligations	—	—	640	52	—	(10,891)	102,086	—	91,887	52
Total	$3,367	$ —	$719	$521	$ —	$(14,806)	$102,086	$ —	$91,887	$521
A debt security valued at $102,086 was transferred from Level 2 to Level 3 during the period ended September 30, 2025. At September 30, 2024, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At September 30, 2025, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.